Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income before income taxes	¥ 353,884	¥ 244,651	¥ 347,438
Income taxes:
Current	115,627	75,493	111,433
Deferred	(17,603)	7,188	4,672
Income taxes	98,024	82,681	116,105
Domestic Country
Income Taxes [Line Items]
Income before income taxes	276,149	135,131	228,871
Income taxes:
Current	80,225	47,687	80,020
Deferred	(7,453)	4,126	3,414
Income taxes	72,772	51,813	83,434
Foreign Country
Income Taxes [Line Items]
Income before income taxes	77,735	109,520	118,567
Income taxes:
Current	35,402	27,806	31,413
Deferred	(10,150)	3,062	1,258
Income taxes	¥ 25,252	¥ 30,868	¥ 32,671